Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions	$ 7	$ (167)
Changes in financial assumptions	142	1,337
Experience adjustments	28	2
Return on plan assets (excluding interest based on discount rate)	(631)	(1,991)
Change in asset ceiling (excluding interest income)	(17)	(4)
Total remeasurements of employee benefit plans	(471)	(823)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	14	(50)
Changes in financial assumptions	6	122
Experience adjustments	(2)	5
Total remeasurements of employee benefit plans	$ 18	$ 77